                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  04/30/04
                        -----------------
Date of reporting period:  05/01/03 - 10/31/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

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                                                [LOGO] STATE STREET RESEARCH

[BACKGROUND GRAPHIC]

[PHOTO]

Large-Cap Analyst Fund

October 31, 2003

                                               Semiannual Report to Shareholders

Table of Contents

 3  Performance Discussion

 4  Portfolio Holdings

 6  Financial Statements

10  Financial Highlights

12  Trustees and Officers

FROM THE CHAIRMAN
       State Street Research

Optimism in the Economy
Economic news brightened and investors responded with renewed enthusiasm for the stock market during the six-month period that ended October 31, 2003. Low short-term interest rates, a significant income tax cut and higher government spending worked together to boost economic growth to its highest level in four years. Auto sales slipped late in the period, but housing sales remained strong. Corporate profits staged a solid rebound. However, a weak labor market persisted.

Stocks Move Higher on Positive Economic News
Stocks staged an impressive rally in the second quarter of 2003 as investors responded to improving economic news. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value. Although stocks gave back some of their gains during the final weeks of September, after news that consumer confidence had dropped, they rebounded again in October.

Bonds Retreat as Interest Rates Rise
Investor confidence in the economy translated into solid gains for high-yield bonds, which along with emerging market bonds, were the period's strongest performers. U.S. Treasury bonds eked out a positive return, but that masked a sharp decline in the second half of the period, as the yield on the 10-year U.S. Treasury bond rose to 4.29% by the end of the period. When interest rates rise, bond prices decline. Mortgage bonds lagged as the result of higher mortgage prepayment activity in the spring, and municipal bonds were hurt by concerns over state budget deficits and revenue shortfalls.

Looking Ahead
After three years of disappointing returns, a revival for riskier segments of both the stock and bond markets took many investors by surprise. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. As always, we look forward to helping you keep your long-term financial goals on track with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

October 31, 2003

--------------------------------------------------------------------------------

A Special Message on Recent News

Recent articles in the press have highlighted investigations into after-hours trading and frequent-trading practices in the mutual fund industry. These are serious matters, and we want to assure you that State Street Research is committed to maintaining full compliance with all legal requirements and ethical standards regarding these and other mutual fund trading practices. In fact, our mutual fund trading processes are designed to prevent these types of activities from taking place, and we are committed to maintaining their integrity. Our trade-processing procedures carefully track the forward-pricing requirements contained in federal regulations and in our funds' prospectuses. We closely monitor trading in our funds and take measures to prevent market timing whenever it is identified. Furthermore, we do not enter into any special arrangements that would permit investors to avoid the forward-pricing or market-timing provisions of our prospectuses.

In recent weeks, we have carefully reviewed our trading policies, procedures and operations. In addition, our firm recommended early on that the funds' Trustees engage an independent accounting firm, which has been reviewing trading issues on behalf of our funds' Audit Committee. While there is always more work that can be done, I am pleased to report that preliminary findings suggest that our processes are working effectively. We understand that our relationship with our shareholders is based on trust, and we are committed to acting in the best interests of our shareholders at all times.

--------------------------------------------------------------------------------

-----------
PERFORMANCE
-----------
         Discussion as of October 31, 2003

How State Street Research Large-Cap Analyst Fund Performed

For the six-month period ended October 31, 2003, State Street Research Large-Cap Analyst Fund returned 16.16%(1). That was slightly less than the 15.77% return of the Russell 1000[RegTM] Index over the same period.(2) The fund outperformed the Lipper Large-Cap Core Funds Average, which returned 14.43% for the six-month period.(3)

Reasons for the Fund's Performance

Stock selection in the Technology and Consumer Discretionary sectors drove the fund's returns during a generally favorable period for the stock market. The fund's investment in Intel was the single best performer as semiconductor stocks drove returns within the Technology sector. Semiconductors are the main component in electronic devices, from computers to hand-held games to automobile guided position response systems. In the Consumer Discretionary sector, International Game Technology, InterActiveCorp and Cendant all delivered solid returns.

The fund's Health Care position also made a positive contribution to the fund's return because we decided to underweight large-cap pharmaceutical companies, such as Johnson & Johnson and Pfizer, which were weak performers during the period. Many large pharmaceutical companies have suffered because they lack promising new drugs in their product pipelines, and the general outlook for the group remains clouded.

Stock selection among Consumer Staples, Financial Services and certain areas of the Energy sector hurt performance. In Financial Services, the fund's investments in First Data and Freddie Mac resulted in negative returns. Freddie Mac fell because of news that the firm's accounting practices resulted in an overstatement of earnings. Within the Energy sector, oil and natural gas commodity prices declined as an unseasonably cool summer and mild fall resulted in an increase in reserves, which hurt the fund's investments in Patterson UTI Resources, BJ Services and Burlington Resources. Burlington Resources was hit particularly hard because its stock price is closely tied to shifts in commodity prices. However, we remain positive on the Energy sector because we believe that increased electricity demand and decreasing supply are likely to raise natural gas prices, and we continue to own these stocks.

Looking Ahead

The past six months have resulted in some of the strongest returns in the equity markets in several years. We believe that our bottom-up stock selection process will continue to allow us to build a portfolio of stocks with strong earnings prospects and solid potential for appreciation in this period of market prosperity.

Top 10 Holdings
------------------------------------------------------------
Issuer/Security                        % Of fund Net Assets
------------------------------------------------------------
      1   Citigroup                             3.2%
         ---------------------------------------------------
      2   General Electric                      2.3%
         ---------------------------------------------------
      3   Microsoft                             2.2%
         ---------------------------------------------------
      4   Intel                                 2.2%
         ---------------------------------------------------
      5   Pfizer                                2.1%
         ---------------------------------------------------
      6   Novartis                              2.0%
         ---------------------------------------------------
      7   American International Group          1.9%
         ---------------------------------------------------
      8   Morgan Stanley Dean Witter            1.9%
         ---------------------------------------------------
      9   InterActiveCorp                       1.7%
         ---------------------------------------------------
     10   Cox Communications                    1.7%
         ---------------------------------------------------
          Total                                21.2%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
------------------------------------------------------
Fund average annual total return as of 10/31/03(4,6,7)
(does not reflect sales charge)

                                         Life of Fund
               1 Year       5 Years        3/11/98
Class A        23.28%        2.92%          2.18%
------------------------------------------------------
Class B(1)     22.34%        2.13%          1.41%
------------------------------------------------------
Class B        23.61%        2.36%          1.61%
------------------------------------------------------
Class C        22.44%        2.16%          1.44%
------------------------------------------------------
Class S        23.36%        3.13%          2.41%
------------------------------------------------------

Fund average annual total return as of 9/30/03(4,5,6,7)
(at maximum applicable sales charge)

                                         Life of Fund
               1 Year        5 Years       3/11/98
Class A        19.67%        2.45%          0.13%
------------------------------------------------------
Class B(1)     20.99%        2.57%          0.27%
------------------------------------------------------
Class B        22.22%        2.80%          0.64%
------------------------------------------------------
Class C        25.09%        2.94%          0.47%
------------------------------------------------------
Class S        27.05%        3.90%          1.42%
------------------------------------------------------

(1)  Class A shares; does not reflect sales charge.
(2) The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000[RegTM] Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.
(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.
(6) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.
(7) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

                                  State Street Research Large-Cap Analyst Fund 3

---------
PORTFOLIO
---------
       Holdings

October 31, 2003 (unaudited)

Issuer                                                                             Shares             Value
--------------------------------------------------------------------------------------------------------------
Common Stocks 98.5%
Automobiles & Transportation 1.2%
Automotive Parts 0.4%
Navistar International Corp.* ............................................           5,100         $   206,193
                                                                                                   -----------
Miscellaneous Transportation 0.8%
United Parcel Service Inc. Cl. B .........................................           4,900             355,348
                                                                                                   -----------
Total Automobiles & Transportation .......................................                             561,541
                                                                                                   -----------
Consumer Discretionary 14.7%
Casinos/Gambling, Hotel/Motel 1.0%
International Game Technology Inc. .......................................          14,200             465,050
                                                                                                   -----------
Commercial Services 2.8%
Cendant Corp.* ...........................................................          24,700             504,621
InterActiveCorp* .........................................................          22,100             811,291
                                                                                                   -----------
                                                                                                     1,315,912
                                                                                                   -----------
Communications, Media & Entertainment 2.5%
Univision Communications Inc. Cl. A* .....................................          12,000             407,400
Walt Disney Co. ..........................................................          32,800             742,592
                                                                                                   -----------
                                                                                                     1,149,992
                                                                                                   -----------
Consumer Products 0.5%
Avon Products Inc. .......................................................           3,500             237,860
                                                                                                   -----------
Leisure Time 0.6%
Carnival Corp. ...........................................................           8,900             310,699
                                                                                                   -----------
Printing & Publishing 0.9%
News Corp. Ltd. ADR ......................................................          11,500             409,975
                                                                                                   -----------
Restaurants 0.5%
McDonald's Corp. .........................................................           9,500             237,595
                                                                                                   -----------
Retail 5.3%
Bed Bath & Beyond Inc.* ..................................................           8,100             342,144
Best Buy Company Inc.* ...................................................           4,900             285,719
Federated Department Stores Inc. .........................................           5,200             247,260
GAP Inc. .................................................................          12,600             240,408
Home Depot Inc. ..........................................................           9,500             352,165
Lowes Companies Inc. .....................................................           4,400             259,292
Wal-Mart Stores Inc. .....................................................          12,400             730,980
                                                                                                   -----------
                                                                                                     2,457,968
                                                                                                   -----------
Shoes 0.6%
Nike Inc. Cl. B ..........................................................           4,200             268,380
                                                                                                   -----------
Total Consumer Discretionary ................................................................        6,853,431
                                                                                                   -----------
Consumer Staples 7.1%
Beverages 3.0%
Coca-Cola Co. ............................................................          15,300             709,920
Coca-Cola Enterprises Inc. ...............................................          11,700             235,872
PepsiCo Inc. .............................................................           9,600             459,072
                                                                                                   -----------
                                                                                                     1,404,864
                                                                                                   -----------
Foods 0.7%
Dean Foods Co.* ..........................................................          10,900             329,725
                                                                                                   -----------

Issuer                                                                              Shares            Value
--------------------------------------------------------------------------------------------------------------
Household Products 2.4%
Dial Corp. ...............................................................          14,700         $   352,800
Procter & Gamble Co. .....................................................           7,700             756,833
                                                                                                   -----------
                                                                                                     1,109,633
                                                                                                   -----------
Tobacco 1.0%
Altria Group Inc. ........................................................          10,200             474,300
                                                                                                   -----------
Total Consumer Staples ......................................................................        3,318,522
                                                                                                   -----------
Financial Services 22.4%
Banks & Savings & Loan 6.7%
Bank of America Corp. ....................................................           6,200             469,526
Bank of New York Co., Inc. ...............................................           9,300             290,067
Bank One Corp. ...........................................................           6,300             267,435
Fifth Third Bancorp ......................................................           6,600             382,536
J.P. Morgan Chase & Co. ..................................................          10,370             372,283
US Bancorp ...............................................................           9,600             261,312
Wachovia Corp. ...........................................................           8,500             389,895
Wells Fargo & Co. ........................................................          12,300             692,736
                                                                                                   -----------
                                                                                                     3,125,790
                                                                                                   -----------
Financial Data Processing Services & Systems 1.0%
First Data Corp. .........................................................          12,300             439,110
                                                                                                   -----------
Insurance 4.3%
ACE Ltd. .................................................................           6,900             248,400
AFLAC Inc. ...............................................................           7,500             273,600
American International Group Inc. ........................................          14,200             863,786
Hartford Financial Services Group Inc. ...................................          11,100             609,390
                                                                                                   -----------
                                                                                                     1,995,176
                                                                                                   -----------
Miscellaneous Financial 9.9%
American Express Co. .....................................................          14,200             666,406
Citigroup Inc. ...........................................................          31,400           1,488,360
Federal Home Loan Mortgage Corp. .........................................           6,500             364,845
Federal National Mortgage Association ....................................           7,200             516,168
MBNA Corp. ...............................................................          10,800             267,300
Morgan Stanley Dean Witter Inc. ..........................................          15,700             861,459
Willis Group Holdings Ltd. ...............................................          14,000             466,200
                                                                                                   -----------
                                                                                                     4,630,738
                                                                                                   -----------
Securities Brokerage & Services 0.5%
Lehman Brothers Holdings Inc. ............................................           3,300             237,600
                                                                                                   -----------
Total Financial Services ....................................................................       10,428,414
                                                                                                   -----------
Health Care 13.6%
Drugs & Biotechnology 11.1%
Amgen Inc.* ..............................................................           9,700             599,072
Biogen Inc.* .............................................................           5,000             202,350
Forest Laboratories Inc.* ................................................           6,500             325,065
Genentech, Inc.* .........................................................           3,200             262,304
Gilead Sciences, Inc.* ...................................................           4,400             240,152
Johnson & Johnson Ltd. ...................................................           9,000             452,970
Mylan Laboratories Inc. ..................................................          13,900             335,685
Novartis AG ADR ..........................................................          24,000             920,880
Pfizer Inc. ..............................................................          31,385             991,766
Teva Pharmaceutical Industries Ltd. ADR ..................................           4,800             273,072
Wyeth Inc. ...............................................................          12,700             560,578
                                                                                                   -----------
                                                                                                     5,163,894
                                                                                                   -----------
Health Care Facilities 0.5%
HCA Inc. .................................................................           6,900             263,925
                                                                                                   -----------
Health Care Services 0.5%
WellPoint Health Networks Inc.* ..........................................           2,500             222,250
                                                                                                   -----------
Hospital Supply 1.5%
Guidant Corp. ............................................................           8,600             438,686
Medtronic Inc. ...........................................................           5,400             246,078
                                                                                                   -----------
                                                                                                       684,764
                                                                                                   -----------
Total Health Care ...........................................................................        6,334,833
                                                                                                   -----------


4 The notes are an integral part of the financial statements.

Issuer                                                                              Shares            Value
-------------------------------------------------------------------------------------------------------------
Integrated Oils 2.9%
Integrated International 2.9%
BP plc ADR ...............................................................           5,900         $  250,042
Exxon Mobil Corp. ........................................................          16,700            610,886
Total Fina SA ADR ........................................................           6,200            484,034
                                                                                                   ----------
Total Integrated Oils .......................................................................       1,344,962
                                                                                                   ----------
Materials & Processing 3.1%
Chemicals 1.6%
Air Products & Chemicals Inc. ............................................           4,500            204,345
Dow Chemical Co. .........................................................          15,000            565,350
                                                                                                   ----------
                                                                                                      769,695
                                                                                                   ----------
Office Supplies 0.5%
Avery Dennison Corp. .....................................................           4,600            241,868
                                                                                                   ----------
Paper & Forest Products 1.0%
International Paper Co. ..................................................          11,600            456,460
                                                                                                   ----------
Total Materials & Processing ................................................................       1,468,023
                                                                                                   ----------
Other 4.5%
Multi-Sector 4.5%
General Electric Co. .....................................................          36,900          1,070,469
ITT Industries Inc. ......................................................           6,900            469,131
SPX Corp.* ...............................................................          11,300            543,756
                                                                                                   ----------
Total Other .................................................................................       2,083,356
                                                                                                   ----------
Other Energy 2.4%
Oil & Gas Producers 1.5%
Burlington Resources Inc. ................................................          14,500            705,280
                                                                                                   ----------
Oil Well Equipment & Services 0.9%
BJ Services Co.* .........................................................           6,200            203,422
Patterson UTI Energy Inc.* ...............................................           7,100            202,989
                                                                                                   ----------
                                                                                                      406,411
                                                                                                   ----------
Total Other Energy ..........................................................................       1,111,691
                                                                                                   ----------
Producer Durables 5.7%
Aerospace 1.4%
United Technologies Corp. ................................................           7,700            652,113
                                                                                                   ----------
Machinery 1.6%
AGCO Corp.* ..............................................................          27,100            487,800
Ingersoll Rand Co. .......................................................           4,000            241,600
                                                                                                   ----------
                                                                                                      729,400
                                                                                                   ----------
Miscellaneous Equipment 1.0%
Pentair Inc. .............................................................          12,000            492,000
                                                                                                   ----------
Production Technology Equipment 1.7%
Applied Materials Inc.* ..................................................          22,500            525,825
Teradyne Inc.* ...........................................................          11,600            264,248
                                                                                                   ----------
                                                                                                      790,073
                                                                                                   ----------
Total Producer Durables .....................................................................       2,663,586
                                                                                                   ----------
Technology 13.3%
Communications Technology 2.3%
Cisco Systems Inc.* ......................................................          34,000            713,320
Motorola Inc. ............................................................          24,200            327,426
                                                                                                   ----------
                                                                                                    1,040,746
                                                                                                   ----------
Computer Software 2.9%
Microsoft Corp. ..........................................................          39,400          1,030,310
Symantec Corp.* ..........................................................           4,800            319,920
                                                                                                   ----------
                                                                                                    1,350,230
                                                                                                   ----------
Computer Technology 3.5%
Apple Computer Inc.* .....................................................          21,000            480,690
Dell Inc.* ...............................................................          10,700            386,484
EMC Corp.* ...............................................................          20,700            286,488
Hewlett-Packard Co. ......................................................          21,400            477,434
                                                                                                   ----------
                                                                                                    1,631,096
                                                                                                   ----------

Issuer                                                                              Shares            Value
-------------------------------------------------------------------------------------------------------------
Electronics 1.3%
Nokia Corp. ADR ..........................................................          15,600         $  265,044
Sanmina-SCI Corp.* .......................................................          33,600            354,480
                                                                                                   ----------
                                                                                                      619,524
                                                                                                   ----------
Electronics: Semiconductors/Components 3.3%
Broadcom Corp. Cl. A* ....................................................          16,300            520,785
Intel Corp. ..............................................................          30,900          1,021,245
                                                                                                   ----------
                                                                                                    1,542,030
                                                                                                   ----------
Total Technology ............................................................................       6,183,626
                                                                                                   ----------
Utilities 7.6%
Cable Television & Radio 3.2%
Comcast Corp. Cl. A* .....................................................          22,500            733,950
Cox Communications Inc. Cl. A* ...........................................          22,700            773,389
                                                                                                   ----------
                                                                                                    1,507,339
                                                                                                   ----------
Electrical 0.8%
Exelon Corp. .............................................................           6,100            387,045
                                                                                                   ----------
Gas Distribution 0.5%
Williams Companies Inc. ..................................................          23,300            237,660
                                                                                                   ----------
Telecommunications 3.1%
ALLTEL Corp. .............................................................           4,700            222,169
BellSouth Corp. ..........................................................          17,400            457,794
SBC Communications Inc. ..................................................          30,800            738,584
                                                                                                   ----------
                                                                                                    1,418,547
                                                                                                   ----------
Total Utilities .............................................................................       3,550,591
                                                                                                   ----------
Total Common Stocks (Cost $40,118,725) ......................................................      45,902,576
                                                                                                   ----------
Short-Term Investments 1.4%
State Street Navigator Securities
 Lending Prime Portfolio .................................................         665,641            665,641
                                                                                                   ----------
Total Short Term Investments (Cost $665,641) ................................................         665,641
                                                                                                   ----------

                                                                                   Amount
                                                                   Maturity          of
Issuer                                                               Date        Principal
-------------------------------------------------------------------------------------------------------------
Commercial Paper 1.7%
Morgan Stanley
  Dean Witter & Co., 1.02%                                        11/03/2003      $765,000            764,957
                                                                                                  -----------
Total Commercial Paper (Cost $764,957) .........................................................      764,957
                                                                                                  -----------

                                                                                    % of
                                                                                 Net Assets
-------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $41,549,322) ..................................................    101.6%        47,333,174
Cash and Other Assets, Less Liabilities..........................................     (1.6%)         (740,056)
                                                                                     -----        -----------

Net Assets ......................................................................    100.0%       $46,593,118
                                                                                     =====        ===========

KEY TO SYMBOLS
*   Denotes a security which has not paid a dividend during the last year.
ADR Stands for American Depositary Receipt.

Federal Income Tax Information

At October 31, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $42,422,850 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over tax
cost                                                                                              $ 6,072,473

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                                                              (1,162,149)
                                                                                                  -----------
                                                                                                  $ 4,910,324
                                                                                                  ===========

The notes are an integral part of the financial statements.


                                  State Street Research Large-Cap Analyst Fund 5

---------
FINANCIAL
---------
        Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2003 (unaudited)

Assets
Investments, at value (Cost 41,459,322) (Note 1) .............   $47,333,174
Cash .........................................................           826
Receivable for securities sold ...............................       460,230
Receivable for fund shares sold ..............................        57,427
Receivable from distributor ..................................        42,640
Dividends receivable .........................................        41,016
Other assets .................................................        19,519
                                                                 -----------
                                                                  47,954,832
                                                                 -----------
Liabilities
Payable for collateral received on securities loaned .........       665,641
Payable for securities purchased .............................       470,599
Accrued transfer agent and shareholder services ..............        78,388
Accrued management fee .......................................        24,958
Accrued distribution and service fees ........................        13,740
Accrued trustees' fees .......................................        12,445
Payable for fund shares redeemed .............................         8,750
Accrued administration fee ...................................         2,328
Other accrued expenses .......................................        84,865
                                                                 -----------
                                                                   1,361,714
                                                                 -----------
Net Assets ...................................................   $46,593,118
                                                                 ===========
Net Assets consist of:
  Undistributed net investment income ........................   $    87,299
  Unrealized appreciation of investments .....................     5,783,852
  Accumulated net realized loss ..............................   (12,761,627)
  Paid-in capital ............................................    53,483,594
                                                                 -----------
                                                                 $46,593,118
                                                                 ===========

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class      Net Assets    [divided by]    Number of Shares     =       NAV
  A       $28,842,963                        2,929,494               $9.85*
  B(1)     $6,432,421                          683,048               $9.42**
  B        $8,721,729                          914,990               $9.53**
  C          $931,955                           98,749               $9.44**
  S        $1,664,050                          166,707               $9.98

*  Maximum offering price per share = $10.45 ($9.85 [divided by] 0.9425)
** When you sell Class B(1), Class B or Class C shares , you receive the net asset value minus deferred sales charge, if any.


Statement of Operations
--------------------------------------------------------------------------------
For the six months ended October 31, 2003 (unaudited)

Investment Income
Dividends, net of foreign taxes of $2,185 (Note 1) ...........    $  281,106
Interest (Note 1) ............................................        29,505
                                                                  ----------
                                                                     310,611
                                                                  ----------
Expenses
Management fee (Note 2) ......................................       132,652
Transfer agent and shareholder services (Note 2) .............       125,243
Custodian fee ................................................        45,408
Administration fee (Note 2) ..................................        45,111
Distribution and service fees - Class A (Note 5) .............        35,801
Distribution and service fees - Class B(1) (Note 5) ..........        29,524
Distribution and service fees - Class C (Note 5) .............         4,594
Registration fees ............................................        29,025
Reports to shareholders ......................................        22,782
Audit fee ....................................................        10,593
Trustees' fees (Note 2) ......................................         8,772
Legal fees ...................................................         2,193
Miscellaneous ................................................         7,739
                                                                  ----------
                                                                     499,437
Expenses borne by the distributor (Note 3) ...................      (224,103)
Fees paid indirectly (Note 2) ................................        (1,343)
                                                                  ----------
                                                                     273,991
                                                                  ----------
Net investment income ........................................        36,620
                                                                  ----------
Realized and Unrealized Gain on
Investments
Net realized gain on investments (Notes 1 and 4) .............     2,038,168
Change in unrealized appreciation of investments .............     3,851,577
                                                                  ----------
Net gain on investments ......................................     5,889,745
                                                                  ----------
Net increase in net assets resulting from operations .........    $5,926,365
                                                                  ==========


6 The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                     Six months ended
                                     October 31, 2003       Year ended
                                        (unaudited)       April 30, 2003
                                     ----------------     --------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ...............   $    36,620        $    38,187
Net realized gain (loss) on
  investments .......................     2,038,168         (9,130,490)
Change in unrealized
  appreciation (depreciation)
  on investments ....................     3,851,577           (462,346)
                                        -----------        -----------
Net increase (decrease)
  resulting from operations .........     5,926,365         (9,554,649)
                                        -----------        -----------
Net increase (decrease) from
  fund share transactions ...........     4,688,146        (13,457,435)
                                        -----------        -----------
Total increase (decrease)
  in net assets .....................    10,614,511        (23,012,084)
Net Assets
Beginning of period .................    35,978,607         58,990,691
                                        -----------        -----------
End of period (includes
undistributed net investment
income of $87,299 and
$50,679, respectively) ..............   $46,593,118        $35,978,607
                                        ===========        ===========

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
October 31, 2003

Note 1

State Street Research Large-Cap Analyst Fund is a series of State Street Research Securities Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of net assets in large-cap stocks and convertible securities of U.S. and foreign companies. The fund considers large-cap companies to be those with market capitalization within the range of the Russell 1000 Index (an index of the 1,000 largest publicly traded U.S. companies) and of other U.S. and foreign companies of comparable size.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase and five years of purchase respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds and also automatically convert into Class A shares at the end of eight years. Class B shares may also be subject to annual service and distribution fees equal to 1.00% of average daily net assets. However, these fees are currently waived under the terms of the distribution plan. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase, and also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

The notes are an integral part of the financial statements.

                                 State Street Research Large-Cap Analyst Fund  7

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to both funds in the Trust.

D. Dividends
Dividends from net investment income, if any are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At April 30, 2003, the fund had a capital loss carryforward of $11,288,185 available, to the extent provided in regulations, to offset future capital gains, if any, of which $2,713,876 and $8,574,309 expire on April 30, 2010 and 2011, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through April 30, 2003, the fund incurred net capital losses of approximately $2,628,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2004.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At October 31, 2003, the value of the securities loaned and the value of collateral were $650,205 and $665,641 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended October 31, 2003, income from securities lending amounted to $683 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2003, the fees pursuant to such agreement amounted to $132,652.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended October 31, 2003, the amount of such expenses allocated to the Fund was $38,684.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended October 31, 2003, the fund's transfer agent fees were reduced by $1,343 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,772 during the six months ended October 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended October 31, 2003, the amount of such expenses was $45,111.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees and expenses relating to the fund. For the six months ended October 31, 2003, the amount of such expenses assumed by the Distributor and its affiliates was $224,103.

Note 4
For the six months ended October 31, 2003, purchases and sales of securities, exclusive of short-term obligations, aggregated $21,748,019, and $16,690,603, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2003, fees pursuant to such plans amounted to $35,801, $29,524 and $4,594 for Class A, Class B(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2003, there were $572,709 and $450,264 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $3,684 and $14,392, respectively, on sales of Class A shares of the fund during the six months ended October 31, 2003, and that MetLife Securities, Inc., earned commissions aggregating $18,784 and $142 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $6,567, $2,342 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

Note 6
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended April 30, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 per value per share.

These transactions break down by share class as follows:

                                  Six months ended
                                  October 31, 2003                      Year ended
                                    (unaudited)                       April 30, 2003
                          -------------------------------------------------------------------
Class A                        Shares          Amount               Shares          Amount
---------------------------------------------------------------------------------------------
Shares sold                   1,006,081     $  9,623,617             942,130    $   7,966,395
Shares redeemed                (519,874)      (4,962,092)         (1,591,554)     (13,018,192)
                              ---------     ------------          ----------    -------------
Net increase (decrease)         486,207     $  4,661,525            (649,424)   $  (5,051,797)
                              =========     ============          ==========    =============

Class B(1)                     Shares          Amount               Shares          Amount
---------------------------------------------------------------------------------------------
Shares sold                      94,268     $    839,733             194,805    $   1,557,170
Shares redeemed                 (41,259)        (364,940)           (349,924)      (2,709,281)
                              ---------     ------------          ----------    -------------
Net increase (decrease)          53,009     $    474,793            (155,119)   $  (1,152,111)
                              =========     ============          ==========    =============

Class B                        Shares          Amount               Shares          Amount
---------------------------------------------------------------------------------------------
Shares sold                      24,044     $    212,982              65,423    $     518,080
Shares redeemed                 (96,414)        (854,370)           (399,002)      (3,127,283)
                              ---------     ------------          ----------    -------------
Net decrease                    (72,370)    $   (641,388)           (333,579)   $  (2,609,203)
                              =========     ============          ==========    =============

Class C                        Shares          Amount               Shares          Amount
---------------------------------------------------------------------------------------------
Shares sold                       4,973     $     45,045              61,660    $     485,458
Shares redeemed                 (11,462)        (103,088)           (173,362)      (1,317,372)
                              ---------     ------------          ----------    -------------
Net decrease                     (6,489)    $    (58,043)           (111,702)   $    (831,914)
                              =========     ============          ==========    =============

Class S                        Shares          Amount               Shares          Amount
---------------------------------------------------------------------------------------------
Shares sold                      99,852     $    934,024             134,514    $   1,117,726
Shares redeemed                 (72,366)        (682,765)           (646,384)      (4,930,136)
                              ---------     ------------          ----------    -------------
Net increase (decrease)          27,486     $    251,259            (511,870)   $  (3,812,410)
                              =========     ============          ==========    =============
---------------------------------------------------------------------------------------------


                                  State Street Research Large-Cap Analyst Fund 9

---------
FINANCIAL
---------
        Highlights

For a share outstanding throughout each period:

                                                                              Class A
                                                                   -----------------------------
                                                                                      Years ended
                                                                    Six months ended   April 30
                                                                    October 31, 2003 ------------
                                                                     (unaudited)(a)    2003(a)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  8.48            9.83
                                                                         -----          ------
  Net investment income (loss) ($)*                                       0.01            0.02
  Net realized and unrealized gain (loss) on investments ($)              1.36           (1.37)
                                                                         -----          ------
Total from investment operations ($)                                      1.37           (1.35)
                                                                         -----          ------
  Dividend from net investment income ($)                                   --              --
  Distributions from capital gains ($)                                      --              --
                                                                         -----          ------
Total distributions ($)                                                     --              --
                                                                         -----          -------
Net asset value, end of period ($)                                        9.85            8.48
                                                                         =====          ======
Total return (%)(b)                                                      16.16(d)       (13.73)

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               28,843          20,711
Expense ratio (%)*                                                        1.30(e)         1.30
Expense ratio after expense reductions (%)*                               1.30(e)         1.30
Ratio of net investment income (loss) to average net assets (%)*          0.22(e)         0.18
Portfolio turnover rate (%)                                              42.74          101.21
*Reflects voluntary reduction of expenses of these amounts (%)            1.10(e)         1.02

                                                                                          Class A
                                                                   -------------------------------------------------------
                                                                                    Years ended April 30
                                                                   -------------------------------------------------------
                                                                    2002(a)(f)    2001(a)(f)    2000(a)(f)    1999(a)(f)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                11.48         13.70         11.73         9.92
                                                                       ------        ------        ------       ------
  Net investment income (loss) ($)*                                     (0.01)        (0.04)        (0.04)       (0.01)
  Net realized and unrealized gain (loss) on investments ($)            (1.64)        (1.22)         2.20         1.82
                                                                       ------        ------        ------       ------
Total from investment operations ($)                                    (1.65)        (1.26)         2.16         1.81
                                                                       ------        ------        ------       ------
  Dividend from net investment income ($)                                  --            --            --        (0.00)
  Distributions from capital gains ($)                                     --         (0.96)        (0.19)          --
                                                                       ------        ------        ------       ------
Total distributions ($)                                                    --         (0.96)        (0.19)       (0.00)
                                                                       ------        ------        ------       ------
Net asset value, end of period ($)                                       9.83         11.48         13.70        11.73
                                                                       ======        ======        ======       ======
Total return (%)(b)                                                    (14.37)        (9.65)        18.57        18.28

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              30,401        24,452        26,704       16,220
Expense ratio (%)*                                                       1.32          1.34          1.27         1.27
Expense ratio after expense reductions (%)*                              1.30          1.30          1.25         1.25
Ratio of net investment income (loss) to average net assets (%)*        (0.11)        (0.29)        (0.29)       (0.09)
Portfolio turnover rate (%)                                             87.28         84.75        106.12       134.16
*Reflects voluntary reduction of expenses of these amounts (%)           0.84          0.67          0.61         0.75

                                                                                 Class B(1)
                                                                 -------------------------------------------
                                                                  Six months ended    Years ended April 30
                                                                  October 31, 2003 --------------------------
                                                                  (unaudited)(a)      2003(a)     2002(a)(f)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.14            9.52        11.19
                                                                       -----          ------       ------
  Net investment loss ($)*                                             (0.02)          (0.04)       (0.08)
  Net realized and unrealized gain (loss) on investments ($)            1.30           (1.34)       (1.59)
                                                                       -----          ------       ------
Total from investment operations ($)                                    1.28           (1.38)       (1.67)
                                                                       -----          ------       ------
  Dividend from net investment income ($)                                 --              --           --
  Distributions from capital gains ($)                                    --              --           --
                                                                       -----          ------       ------
Total distributions ($)                                                   --              --           --
                                                                       -----          ------       ------
Net asset value, end of period ($)                                      9.42            8.14         9.52
                                                                       =====          ======       ======
Total return (%)(b)                                                    15.72(d)       (14.50)      (14.92)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              6,432           5,126        7,471
Expense ratio (%)*                                                      2.00(e)         2.00         2.02
Expense ratio after expense reductions (%)*                             2.00(e)         2.00         2.00
Ratio of net investment loss to average net assets (%)*                (0.48)(e)       (0.52)       (0.80)
Portfolio turnover rate (%)                                            42.74          101.21        87.28
*Reflects voluntary reduction of expenses of these amounts (%)          1.10(e)         1.03         0.87

                                                                                  Class B(1)
                                                                 ---------------------------------------------
                                                                             Years ended April 30
                                                                 ---------------------------------------------
                                                                  2001(a)(f)    2000(a)(f)     1999(a)(c)(f)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              13.46         11.63           10.63
                                                                     ------        ------          ------
  Net investment loss ($)*                                            (0.12)        (0.13)          (0.03)
  Net realized and unrealized gain (loss) on investments ($)          (1.19)         2.15            1.03
                                                                     ------        ------          ------
Total from investment operations ($)                                  (1.31)         2.02            1.00
                                                                     ------        ------          ------
  Dividend from net investment income ($)                                --            --           (0.00)
  Distributions from capital gains ($)                                (0.96)        (0.19)             --
                                                                     ------        ------          -------
Total distributions ($)                                               (0.96)        (0.19)          (0.00)
                                                                     ------        ------          ------
Net asset value, end of period ($)                                    11.19         13.46           11.63
                                                                     ======        ======          ======
Total return (%)(b)                                                  (10.23)        17.52            9.44(d)

Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             8,113         6,847           1,776
Expense ratio (%)*                                                     2.04          2.02            2.02(e)
Expense ratio after expense reductions (%)*                            2.00          2.00            2.00(e)
Ratio of net investment loss to average net assets (%)*               (0.99)        (1.05)          (1.01)(e)
Portfolio turnover rate (%)                                           84.75        106.12          134.16
*Reflects voluntary reduction of expenses of these amounts (%)         0.67          0.61            0.75(e)

                                                                              Class B
                                                                   -----------------------------
                                                                                      Years ended
                                                                    Six months ended   April 30
                                                                    October 31, 2003 ------------
                                                                    (unaudited)(a)      2003(a)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  8.19            9.52
                                                                         -----          ------
  Net investment income (loss) ($)*                                       0.02            0.01
  Net realized and unrealized gain (loss) on investments ($)              1.32           (1.34)
                                                                         -----          ------
Total from investment operations ($)                                      1.34           (1.33)
                                                                         -----          ------
  Dividend from net investment income ($)                                   --              --
  Distributions from capital gains ($)                                      --              --
                                                                         -----          ------
Total distributions ($)                                                     --              --
                                                                         -----          ------
Net asset value, end of period ($)                                        9.53            8.19
                                                                         =====          ======
Total return (%)(b)                                                      16.36(d)       (13.97)

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                8,722           8,089
Expense ratio (%)*                                                        1.00(e)         1.33
Expense ratio after expense reductions (%)*                               1.00(e)         1.33
Ratio of net investment income (loss) to average net assets (%)*          0.53(e)         0.08
Portfolio turnover rate (%)                                              42.74          101.21
*Reflects voluntary reduction of expenses of these amounts (%)            1.10(e)         1.02

                                                                                          Class B
                                                                   ------------------------------------------------------
                                                                                    Years ended April 30
                                                                   ------------------------------------------------------
                                                                     2002(a)(f)    2001(a)(f)    2000(a)(f)    1999(a)(f)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                11.19         13.47         11.63         9.90
                                                                       ------        ------        ------       ------
  Net investment income (loss) ($)*                                     (0.08)        (0.12)        (0.13)       (0.09)
  Net realized and unrealized gain (loss) on investments ($)            (1.59)        (1.20)         2.16         1.82
                                                                       ------        ------        ------       ------
Total from investment operations ($)                                    (1.67)        (1.32)         2.03         1.73
                                                                       ------        ------        ------       ------
  Dividend from net investment income ($)                                  --            --            --        (0.00)
  Distributions from capital gains ($)                                     --         (0.96)        (0.19)          --
                                                                       ------        ------        ------       -------
Total distributions ($)                                                    --         (0.96)        (0.19)       (0.00)
                                                                       ------        ------        ------       ------
Net asset value, end of period ($)                                       9.52         11.19         13.47        11.63
                                                                       ======        ======        ======       ======
Total return (%)(b)                                                    (14.92)       (10.30)        17.61        17.50

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              12,576        17,054        21,267       19,300
Expense ratio (%)*                                                       2.02          2.04          2.02         2.02
Expense ratio after expense reductions (%)*                              2.00          2.00          2.00         2.00
Ratio of net investment income (loss) to average net assets (%)*        (0.79)        (1.00)        (1.04)       (0.84)
Portfolio turnover rate (%)                                             87.28         84.75        106.12       134.16
*Reflects voluntary reduction of expenses of these amounts (%)           0.89          0.67          0.61         0.75

                                                                            Class C
                                                                 -----------------------------
                                                                                    Years ended
                                                                  Six months ended   April 30
                                                                  October 31, 2003 ------------
                                                                  (unaudited)(a)      2003(a)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                8.15            9.53
                                                                       -----          ------
  Net investment loss ($)*                                             (0.02)          (0.04)
  Net realized and unrealized gain (loss) on investments ($)            1.31           (1.34)
                                                                       -----          ------
Total from investment operations ($)                                    1.29           (1.38)
                                                                       -----          ------
  Dividend from net investment income ($)                                 --              --
  Distributions from capital gains                                        --              --
                                                                       -----          ------
Total distributions ($)                                                   --              --
                                                                       -----          ------
Net asset value, end of period ($)                                      9.44            8.15
                                                                       =====          ======
Total return (%)(b)                                                    15.83(d)       (14.48)

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                932             858
Expense ratio (%)*                                                      2.00(e)         2.00
Expense ratio after expense reductions (%)*                             2.00(e)         2.00
Ratio of net investment loss to average net assets (%)*                (0.47)(e)       (0.51)
Portfolio turnover rate (%)                                            42.74          101.21
*Reflects voluntary reduction of expenses of these amounts (%)          1.10(e)         1.00

                                                                                        Class C
                                                                 ------------------------------------------------------
                                                                                  Years ended April 30
                                                                 ------------------------------------------------------
                                                                  2002(a)(f)     2001(a)(f)     2000(a)(f)   1999(a)(f)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              11.20         13.48         11.63         9.91
                                                                     ------        ------        ------       ------
  Net investment loss ($)*                                            (0.08)        (0.12)        (0.13)       (0.09)
  Net realized and unrealized gain (loss) on investments ($)          (1.59)        (1.20)         2.17         1.81
                                                                     ------        ------        ------       ------
Total from investment operations ($)                                  (1.67)        (1.32)         2.04         1.72
                                                                     ------        ------        ------       ------
  Dividend from net investment income ($)                                --            --            --        (0.00)
  Distributions from capital gains                                       --         (0.96)        (0.19)          --
                                                                     ------        ------        ------       -------
Total distributions ($)                                                  --         (0.96)        (0.19)       (0.00)
                                                                     ------        ------        ------       ------
Net asset value, end of period ($)                                     9.53         11.20         13.48        11.63
                                                                     ======        ======        ======       ======
Total return (%)(b)                                                  (14.91)       (10.28)        17.70        17.36

Ratios/Supplemental Data:
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             2,068         2,576         5,393        3,667
Expense ratio (%)*                                                     2.02          2.04          2.02         2.02
Expense ratio after expense reductions (%)*                            2.00          2.00          2.00         2.00
Ratio of net investment loss to average net assets (%)*               (0.79)        (1.00)        (1.08)       (0.85)
Portfolio turnover rate (%)                                           87.28         84.75        106.12       134.16
*Reflects voluntary reduction of expenses of these amounts (%)         0.88          0.67          0.61         0.75

                                                                              Class S
                                                                   -----------------------------
                                                                                      Years ended
                                                                    Six months ended   April 30
                                                                    October 31, 2003 ------------
                                                                    (unaudited)(a)      2003(a)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  8.58            9.95
                                                                         -----          ------
  Net investment income (loss) ($)*                                       0.03            0.04
  Net realized and unrealized gain (loss) on investments ($)              1.37           (1.41)
                                                                         -----          ------
Total from investment operations ($)                                      1.40           (1.37)
                                                                         -----          ------
  Dividend from net investment income ($)                                   --              --
  Distributions from capital gains ($)                                      --              --
                                                                         -----          ------
Total distributions ($)                                                     --              --
                                                                         -----          ------
Net asset value, end of period ($)                                        9.98            8.58
                                                                         =====          ======
Total return (%)(b)                                                      16.32(d)       (13.77)

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                1,664           1,195
Expense ratio (%)*                                                        1.00(e)         1.00
Expense ratio after expense reductions (%)*                               1.00(e)         1.00
Ratio of net investment income (loss) to average net assets (%)*          0.53(e)         0.52
Portfolio turnover rate (%)                                              42.74          101.21
*Reflects voluntary reduction of expenses of these amounts (%)            1.10(e)         0.99

                                                                                          Class S
                                                                   ------------------------------------------------------
                                                                                    Years ended April 30
                                                                   ------------------------------------------------------
                                                                     2002(a)(f)    2001(a)(f)    2000(a)(f)    1999(a)(f)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                11.58        13.77          11.76         9.92
                                                                       ------        -----         ------       ------
  Net investment income (loss) ($)*                                      0.02         0.00          (0.00)        0.02
  Net realized and unrealized gain (loss) on investments ($)            (1.65)       (1.23)          2.20         1.82
                                                                       ------        -----         ------       ------
Total from investment operations ($)                                    (1.63)       (1.23)          2.20         1.84
                                                                       ------        -----         ------       ------
  Dividend from net investment income ($)                                  --           --             --        (0.00)
  Distributions from capital gains ($)                                     --        (0.96)         (0.19)          --
                                                                       ------        -----         ------       ------
Total distributions ($)                                                    --        (0.96)         (0.19)       (0.00)
                                                                       ------        -----         ------       ------
Net asset value, end of period ($)                                       9.95        11.58          13.77        11.76
                                                                       ======        =====         ======       ======
Total return (%)(b)                                                    (14.08)       (9.38)         18.87        18.59

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               6,476        6,980          6,895        5,806
Expense ratio (%)*                                                       1.02         1.04           1.02         1.02
Expense ratio after expense reductions (%)*                              1.00         1.00           1.00         1.00
Ratio of net investment income (loss) to average net assets (%)*         0.20         0.01          (0.04)        0.18
Portfolio turnover rate (%)                                             87.28        84.75         106.12       134.16
*Reflects voluntary reduction of expenses of these amounts (%)           0.87         0.67           0.61         0.75

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999
(d) Not annualized
(e) Annualized
(f) Audited by other auditors


                                 State Street Research Large-Cap Analyst Fund 11

---------------------
TRUSTEES AND OFFICERS
---------------------
   State Street Research Securities Trust

                                                                                       Number of Funds
Name,                  Position(s)  Term of Office                                     in Fund Complex            Other
Address                 Held with    and Length of      Principal Occupations            Overseen by        Directorships Held
and Age(a)                 Fund     Time Served(b)       During Past 5 Years         Trustee/Officer(c)     by Trustee/Officer
====================================================================================================================================
Independent Trustees
Bruce R. Bond          Trustee       Since           Retired; formerly Chairman of           19          Avaya Corp.
(57)                                 1999            the Board, Chief Executive
                                                     Officer and President,
                                                     PictureTel Corporation (video
                                                     conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee       Since           Retired; formerly Senior Vice           55          Metropolitan Series Fund,
(65)                                 1997            President for Finance and                           Inc.(d)
                                                     Operations and Treasurer, The
                                                     Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton         Trustee       Since           Retired; formerly Executive             55          The Clorox Company;
(71)                                 1994            Vice President, Chief                               KLA-Tencor Corporation;
                                                     Operating Officer and                               BEA Systems, Inc.;
                                                     Director, Hewlett-Packard                           Cepheid; Pharsight
                                                     Company (computer                                   Corporation; and
                                                     manufacturer)                                       Metropolitan Series Fund,
                                                                                                         Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee       Since           Dean, School of Business and            19          The Kroger Co.
(58)                                 1999            Public Management, George
                                                     Washington University;
                                                     formerly a member of the Board
                                                     of Governors of the Federal
                                                     Reserve System; and Chairman
                                                     and Commissioner of the
                                                     Commodity Futures Trading
                                                     Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee       Since           President, Founders                     55          A.P. Pharma, Inc.; and
(65)                                 1994            Investments Ltd.                                    Metropolitan Series Fund,
                                                     (investments); formerly                             Inc.(d)
                                                     President, The Glen Ellen
                                                     Company (private investment
                                                     firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.             Trustee       Since           Jay W. Forrester Professor of           55          Metropolitan Series Fund,
Scott Morton (66)                    1994            Management, Sloan School of                         Inc.(d)
                                                     Management, Massachusetts
                                                     Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey        Trustee       Since           Attorney; formerly Partner,             19          SEI Investments Funds
(72)                                 2002            Dechert (law firm)                                  (consisting of 104
                                                                                                         portfolios); and The
                                                                                                         Massachusetts Health &
                                                                                                         Education Tax-Exempt
                                                                                                         Trust
====================================================================================================================================
Interested Trustees

Richard S. Davis(+)    Trustee       Since           Chairman of the Board,                  19          None
(58)                                 2000            President and Chief Executive
                                                     Officer of State Street
                                                     Research & Management Company;
                                                     formerly Senior Vice
                                                     President, Fixed Income
                                                     Investments, Metropolitan Life
                                                     Insurance Company
====================================================================================================================================
Officers

Maureen G. Depp        Vice          Since           Managing Director of State              6          None
(49)                   President     2000            Street Research & Management
                                                     Company; formerly Senior Vice
                                                     President and Vice President,
                                                     State Street Research &
                                                     Management Company
------------------------------------------------------------------------------------------------------------------------------------
Edward Dowd            Vice          Since           Vice President of State Street          3          None
(36)                   President     2003            Research & Management Company;
                                                     formerly Vice President,
                                                     Independence Investment LLC
                                                     and equity research associate,
                                                     Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin         Vice          Since           Managing Director and Chief             18          None
(44)                   President     2002            Investment Officer - Equities
                                                     of State Street Research &
                                                     Management Company; formerly
                                                     Chief Investment Officer -
                                                     U.S. Growth Equities, American
                                                     Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey        Vice          Since           Managing Director of State              3          None
(41)                   President     2003            Street Research & Management
                                                     Company; formerly Managing
                                                     Direct and Senior Vice
                                                     President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Vice          Since           Managing Director, Chief                19          None
(49)                   President     2001            Financial Officer and Director
                                                     of State Street Research &
                                                     Management Company; formerly
                                                     Executive Vice President,
                                                     State Street Research &
                                                     Management Company; and Senior
                                                     Vice President, Product and
                                                     Financial Management, MetLife
                                                     Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Ajay Mehra             Vice          Since           Managing Director - Equities            2          None
(39)                   President     2003            Research of Street Research &
                                                     Management Company; formerly
                                                     Senior Vice President and
                                                     Portfolio Manager, Columbia
                                                     Management Group, and Equity
                                                     Research Analyst, Morgan
                                                     Stanley & Co.
------------------------------------------------------------------------------------------------------------------------------------
Denis J. Walsh, III    Vice          Since           Managing Director of State              2          None
(43)                   President     2003            Street Research & Management
                                                     Company; formerly Senior Equity
                                                     Research Analyst, Fleet
                                                     Investment Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer     Since           Senior Vice President and               19          None
(46)                                 2001            Treasurer of State Street
                                                     Research & Management Company;
                                                     formerly Vice President and
                                                     Assistant Treasurer, State
                                                     Street Research & Management
                                                     Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.             Secretary     Since           Managing Director, General              19          None
McNamara, III (48)                   1995            Counsel and Secretary of State
                                                     Street Research & Management
                                                     Company; formerly Executive
                                                     Vice President, State Street
                                                     Research & Management Company

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc., is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH
       One Financial Center
       Boston, MA 02111-2690

                                                                ----------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                ----------------

--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

Internet   www.ssrfunds.com

E-mail     info@ssrfunds.com

Phone      1-87-SSR-FUNDS (1-877-773-8637),
           toll-free, 7 days a week, 24 hours a day
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Mail       State Street Research Service Center
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Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS
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Did you know that you can give a State Street Research mutual fund as a gift?
Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

--------------------------------------------------------------------------------

OverView

For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts

For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our web site at www.ssrfunds.com.

Complete Fund Listing

For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

                                   [GRAPHIC]

                  for Excellence in Shareholder Communications

                                   [GRAPHIC]

                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after December 31, 2003, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2003 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp1204)SSR-LD

                                                                   LCA-2885-1203

                               FORM N-CSR(2 OF 3)

ITEM 2:

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3:

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent," as defined in the instructions to Form N-CSR.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Securities Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Securities Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Securities Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 31, 2003
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 31, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    December 31, 2003
                          ------------------------